NOTE 4 - MERGER WITH CLS LABS (Details) - Business Acquisition, Pro Forma Information	12 Months Ended
May 31, 2015 USD ($) $ / shares shares
Business Acquisition, Pro Forma Information [Abstract]
Total Revenue | $	$ 0
Net loss attributable to CLS Holdings USA, Inc. | $	$ (2,200,788)
Basic net income (loss) per common share | $ / shares	$ (0.35)
Diluted net income (loss) per common share | $ / shares	$ (0.35)
Weighted average shares - basic | shares	6,356,167
Weighted average shares - diluted | shares	6,356,167